Schedule of investments

Optimum International Fund

December 31, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.48%Δ			Common StockΔ (continued)
Australia - 3.16%			Canada (continued)
Aristocrat Leisure	158,900	$3,754,477	Hardwoods Distribution	3,300	$41,423
BHP Group ADR *	56,752	3,104,902	Linamar	4,100	155,121
BlueScope Steel	25,878	273,488	Magna International Class A	79,418	4,354,520
Cochlear	12,524	1,975,088	Manulife Financial	163,600	3,321,009
Evolution Mining	166,841	444,907	Power Corp. of Canada	54,200	1,396,165
Fortescue Metals Group	646,254	4,848,008	Rogers Communications
Newcrest Mining	76,576	1,625,551	Class B (US Shares) *	50,316	2,499,196
Orora	14,615	32,614	Royal Bank of Canada	86,234	6,823,413
Perseus Mining †	88,077	71,697	Stantec	16,780	474,241
Qantas Airways	269,479	1,344,550	Toronto-Dominion Bank	88,500	4,963,579
QBE Insurance Group	79,731	720,652	TransGlobe Energy	13,876	19,149
St Barbara	61,981	118,307			38,842,111
Western Areas	18,461	39,254	Chile - 0.67%
		18,353,495	Enel Americas ADR	178,871	1,964,004
Austria - 1.78%			Sociedad Quimica y Minera de
Erste Group Bank †	102,415	3,846,929	Chile ADR	71,578	1,910,417
Raiffeisen Bank International	37,374	935,451			3,874,421
Schoeller-Bleckmann Oilfield			China/Hong Kong - 11.96%
Equipment *	38,533	2,162,323	Anhui Conch Cement
voestalpine *	121,625	3,373,347	Class H	1,271,500	9,268,278
		10,318,050	ANTA Sports Products	502,000	4,493,474
Belgium - 0.03%			Asia Cement China Holdings	393,862	588,344
Barco	232	56,991	Baidu ADR †	21,998	2,780,547
Galapagos ADR †	445	92,039	Build King Holdings	210,000	23,985
		149,030	BYD Class H *	493,000	2,457,946
			Changyou. com ADR	22,945	224,632
Brazil - 2.25%			Chiho Environmental Group †	57,220	2,754
Banco Bradesco ADR	478,982	4,286,889	China BlueChemical Class H	330,000	81,311
BR Malls Participacoes	49,200	220,884	China Life Insurance Class H	1,488,000	4,134,235
Cosan Class A †	7,000	159,880	China National Chemical
Direcional Engenharia	95,800	357,223	Engineering Class A	191,900	177,417
IRB Brasil Resseguros	15,100	146,207	China Overseas Grand Oceans
Porto Seguro	78,100	1,218,086	Group	218,833	151,369
Sul America	329,600	4,909,546	China SCE Group Holdings	807,000	470,180
TOTVS	110,300	1,769,922	China Telecom ADR	3,668	151,085
		13,068,637	China United Network
Cambodia - 0.08%			Communications Class A	58,900	49,804
NagaCorp	270,000	471,234	CNOOC	1,868,000	3,106,821
		471,234	Country Garden Services
			Holdings	397,000	1,337,378
Canada - 6.69%			Dare Power Dekor Home
Bank of Montreal	76,351	5,917,342	Class A	87,607	175,951
Canadian Imperial Bank of			Dongfang Electric Class H	329,996	199,040
Commerce	50,700	4,219,046	FinVolution Group ADR	270	715
CGI †	4,800	401,691	Gansu Qilianshan Cement
Constellation Software	4,000	3,884,825	Group Class A	357,400	643,922
Great-West Lifeco	14,500	371,391

(continues) NQ-OPTIE [12/19] 2/20 (1082596) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
China/Hong Kong (continued)			China/Hong Kong (continued)
Gemdale Properties &			XCMG Construction
Investment	284,000	$37,540	Machinery Class A	1,835,900	$1,441,689
GoerTek Class A	621,500	1,777,320	Xinjiang Tianshan Cement
Greenland Holdings Class A	1,127,700	1,125,158	Class A	59,300	100,881
Hangzhou Binjiang Real			Yuexiu Property	692,000	159,850
Estate Group Class A	598,200	422,519	Zhejiang Yankon Group
Hilong Holding	176,000	19,650	Class A	1,051,450	716,997
Hisense Home Appliances			Zhengzhou Yutong Bus Class
Group Class H	516,000	565,512	A	97,300	199,050
Hopson Development					69,479,621
Holdings	94,000	95,299	Colombia - 0.72%
Industrial & Commercial Bank			Bancolombia ADR	76,638	4,198,996
of China Class H	7,123,000	5,484,645
Joincare Pharmaceutical					4,198,996
Group Industry Class A	222,480	330,572	Czech Republic - 0.33%
Lenovo Group	418,000	280,551	Komercni banka	51,932	1,901,832
Li Ning	231,500	693,701			1,901,832
Logan Property Holdings	610,000	1,023,934	Denmark - 0.75%
Nanjing Iron & Steel Class A	821,100	406,678	H. Lundbeck	80,320	3,070,675
NetEase ADR	4,323	1,325,605	Novo Nordisk Class B	22,528	1,305,471
Ningbo Huaxiang Electronic
Class A	468,200	1,039,145			4,376,146
On-Bright Electronics	15,000	107,082	Finland - 0.12%
PetroChina Class H	2,892,000	1,451,140	Neste	19,345	673,112
Poly Property Group	92,504	38,344			673,112
Qudian ADR †	125,082	589,136	France - 4.81%
Risen Energy Class A	546,100	1,085,818	BNP Paribas	16,831	997,395
RiseSun Real Estate			Capgemini	32,717	3,996,484
Development Class A	511,100	721,265	Credit Agricole	53,596	777,033
Sailun Group Class A	876,400	562,400	Ipsen	17,059	1,511,671
Sany Heavy Industry Class A	1,292,400	3,163,418	IPSOS	23,199	753,346
Shanghai Fosun			Peugeot	179,836	4,296,679
Pharmaceutical Group
Class H	860,000	2,593,586	Safran	46,624	7,198,839
Shanghai Shimao Class A	212,478	137,266	Societe Generale	111,187	3,868,143
Shanxi Taigang Stainless Steel			Sodexo	37,667	4,463,826
Class A	841,800	494,274	Virbac †	331	87,808
Shimao Property Holdings	289,000	1,120,054			27,951,224
Sinopec Engineering Group			Germany - 3.44%
Class H	34,001	20,333	Allianz	16,441	4,028,502
Sinopharm Group Class H	955,200	3,487,474	Continental	27,434	3,545,303
Sinotruk Hong Kong	545,375	1,163,217	Elmos Semiconductor	386	12,340
Sunac China Holdings	487,000	2,909,263	Merck	39,937	4,708,323
Vipshop Holdings ADR †	8,166	115,712	MTU Aero Engines	10,981	3,128,769
Weichai Power Class H	602,000	1,270,085	Muenchener
Wuhu Sanqi Interactive			Rueckversicherungs-
Entertainment Network			Gesellschaft	4,198	1,238,800
Technology Group Class A	176,993	684,270	Vonovia	61,239	3,289,108
					19,951,145

2 NQ-OPTIE [12/19] 2/20 (1082596)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Greece - 0.02%			Japan (continued)
Motor Oil Hellas Corinth			T-Gaia	36,100	$874,338
Refineries	3,926	$90,806	Tokyo Electric Power Co.
		90,806	Holdings †	699,700	2,995,106
Hungary - 0.32%			Tokyo Sangyo	1,401	7,932
MOL Hungarian Oil & Gas	57,125	569,429	Toray Industries	506,600	3,432,481
OTP Bank	24,671	1,291,773			52,456,032
		1,861,202	Luxembourg - 0.80%
India - 1.99%			Eurofins Scientific *	8,430	4,673,121
HDFC Bank ADR	82,284	5,214,337			4,673,121
ICICI Bank ADR	413,612	6,241,405	Malaysia - 0.04%
Reliance Capital †	571,390	118,075	AMMB Holdings	218,200	208,572
		11,573,817	Lii Hen Industries	26,800	20,114
Israel - 3.64%					228,686
Bank Hapoalim	832,211	6,904,365	Mexico - 0.96%
Bank Leumi Le-Israel	924,850	6,732,902	Alpek	579,517	642,120
Check Point Software			Corp. Inmobiliaria Vesta	53,466	96,483
Technologies *†	46,964	5,211,125	Credito Real	75,575	94,491
CyberArk Software (Israel) †	13,558	1,580,592	Gentera	98,883	101,406
Nice ADR †	4,718	731,998	Grupo Aeroportuario del
		21,160,982	Centro Norte	19,792	148,182
Italy - 1.87%			Grupo Financiero Banorte
Assicurazioni Generali	87,620	1,808,897	Class O	645,900	3,606,040
			Grupo Financiero Inbursa
Banca Mediolanum	15,694	155,953	Class O	170,518	209,230
Enel	540,331	4,292,295	Orbia Advance	320,224	682,874
Prysmian	191,834	4,630,725
					5,580,826
		10,887,870
			Netherlands - 4.82%
Japan - 9.03%			ASM International	6,532	733,793
Advantest	2,900	163,555	ASR Nederland	13,697	512,541
Astellas Pharma	273,000	4,660,107	EXOR	47,738	3,701,197
Denso	109,900	4,963,341	Heineken	49,795	5,301,761
Fujitsu	69,500	6,536,880	Hunter Douglas	146	9,499
Hitachi	102,900	4,341,943	Koninklijke Ahold Delhaize	202,415	5,062,055
Itochu Techno-Solutions	7,100	199,951	Koninklijke KPN	592,819	1,749,523
Japan Post Holdings	56,200	528,531	Koninklijke Philips	121,375	5,925,089
KDDI	25,200	751,877	NN Group	33,978	1,288,986
Mitsubishi UFJ Financial			NXP Semiconductors
Group	504,500	2,727,497	(Netherlands)	2,580	328,331
Mixi	78,200	1,482,620	Royal Dutch Shell Class A	114,639	3,364,572
Nihon Unisys	2,900	90,970
Nippon Telegraph &					27,977,347
Telephone	116,400	2,941,858	New Zealand - 0.08%
NTT DOCOMO	150,300	4,186,778	Fisher & Paykel Healthcare	32,831	490,661
Otsuka	20,400	814,673			490,661
Secom	64,300	5,738,308	Norway - 2.42%
Sumitomo Dainippon Pharma	93,400	1,809,638	DNB	316,554	5,923,645
Suzuken	78,700	3,207,648

(continues) NQ-OPTIE [12/19] 2/20 (1082596) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Norway (continued)			Republic of Korea (continued)
Equinor ADR	225,224	$4,484,210	UniTest	646	$7,997
Norsk Hydro	974,646	3,624,331	YAS	3,114	52,832
		14,032,186	Zeus	2,096	24,652
Philippines - 0.00%					28,952,720
Ginebra San Miguel	36,090	27,032	Russia - 0.06%
		27,032	Globaltrans Investment GDR	3,093	27,373
Poland - 0.09%			Tatneft ADR	4,613	340,716
Asseco Poland	24,238	407,343			368,089
Jastrzebska Spolka Weglowa	1,900	10,721	Singapore - 1.26%
LiveChat Software	8,172	93,268	DBS Group Holdings	246,900	4,750,936
TEN Square Games	741	38,672	IGG	79,000	58,295
		550,004	Jardine Cycle & Carriage	50,714	1,134,980
Portugal - 0.01%			United Industrial	644,100	1,374,450
NOS SGPS	8,504	45,787			7,318,661
		45,787	South Africa - 0.23%
Republic of Korea - 4.99%			AECI	18,805	143,662
AK Holdings	623	18,650	Anglo American Platinum	2,060	192,282
BNK Financial Group	30,687	202,834	Momentum Metropolitan
Daehan Steel	4,588	23,889	Holdings	88,888	138,606
Daelim Industrial	9,638	753,977	Reunert	32,980	170,952
DB †	5,542	4,209	Sappi	142,484	444,258
DB HiTek	34,374	820,363	Telkom	109,756	272,862
DGB Financial Group	22,389	137,638			1,362,622
DMS	6,768	31,953	Spain - 2.45%
Gabia	3,764	26,886	Amadeus IT Group	102,832	8,397,236
Hana Financial Group	3,806	121,061	Atlantica Yield	215,028	5,674,589
Hancom	9,822	84,793	Cia de Distribucion Integral
Handsome	3,352	91,445	Logista Holdings	6,671	150,405
Hanwha Aerospace †	2,216	67,031			14,222,230
HDC Hyundai Development			Sweden - 0.36%
Co-Engineering &			AddTech Class B	565	18,278
Construction	2,880	63,680	Betsson	43,990	205,002
Huneed Technologies †	3,303	20,742	Swedish Match	35,715	1,839,920
Industrial Bank of Korea †	32,398	330,243
JB Financial Group	37,570	178,246			2,063,200
Kia Motors	69,333	2,647,863	Switzerland - 6.23%
KT ADR †	213,894	2,481,170	Credit Suisse Group ADR	267,800	3,601,910
LG Electronics	48,487	3,011,877	Ferrexpo	1,036,110	2,181,480
LG Uplus	43,138	529,099	Novartis	79,411	7,519,396
LMS	15,005	227,019	Novartis ADR	72,999	6,912,275
Mcnex	20,005	649,199	Roche Holding	47,451	15,421,709
NHN KCP	51,756	989,457	Zehnder Group	11,237	529,456
Partron	11,785	134,297			36,166,226
Samsung Electronics	176,336	8,497,082	Taiwan - 4.82%
Samsung Securities	25,793	859,041	APCB	67,000	58,111
SK Hynix	71,312	5,800,358	ASE Technology Holding	1,567,671	4,351,010
Top Engineering	7,295	63,137	Asia Vital Components	477,000	662,743

4 NQ-OPTIE [12/19] 2/20 (1082596)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Taiwan (continued)			United Arab Emirates - 0.05%
Chenbro Micom	32,000	$89,882	Emaar Properties	273,104	$298,893
Chia Chang	155,000	213,806			298,893
Chicony Electronics	86,000	255,329	United Kingdom - 7.66%
China Life Insurance †	96,000	81,983	3i Group	7,632	111,001
Compal Electronics	43,000	27,039	Aviva	37,717	209,182
Elan Microelectronics	143,500	436,575	BAE Systems	545,775	4,083,129
Eson Precision Ind	10,000	12,343	Barclays	1,829,797	4,354,023
Hannstar Board	94,000	137,659	Bloomsbury Publishing	7,733	29,705
Hon Hai Precision Industry	2,215,200	6,709,816	BT Group	292,499	745,598
Lite-On Technology	101,000	166,272	Diageo	178,447	7,565,051
Lumax International	22,000	58,858	Dialog Semiconductor †	21,808	1,107,568
Phison Electronics	58,000	658,805	Drax Group	7,088	29,481
Radiant Opto-Electronics	518,000	2,073,590	Evraz	38,299	204,953
Realtek Semiconductor	64,000	501,718	Go-Ahead Group Class
Simplo Technology	27,000	272,909	AHEAD GROUP	1,214	35,506
Sitronix Technology	79,000	441,422	Greggs	1,048	31,900
Sunplus Technology	142,000	64,186	H&T Group	623	2,789
Synnex Technology			Hollywood Bowl Group	3,813	14,394
International	495,000	619,225	HSBC Holdings	528,204	4,141,282
Taiwan PCB Techvest	279,000	340,176	Indivior †	377,052	194,783
Taiwan Semiconductor			International Consolidated
Manufacturing	732,000	8,082,597	Airlines Group	164,709	1,363,585
Topco Scientific	55,000	193,565	ITV	1,414,031	2,828,268
TPK Holding †	71,000	134,530	Legal & General Group	320,475	1,286,239
Tripod Technology	172,000	720,085	London Stock Exchange
Winbond Electronics	483,000	314,997	Group	30,160	3,096,120
Wistron	265,000	250,617	Nomad Foods †	10,824	242,133
Yuanta Financial Holding	70,000	47,169	RELX	183,859	4,632,030
		27,977,017	Rio Tinto	32,422	2,284,315
Thailand - 0.75%			Rio Tinto ADR *	70,015	4,156,090
Krung Thai Bank NVDR	2,496,700	1,366,189	Softcat	38,345	585,121
PTT Exploration & Production			St James’s Place	11,815	182,246
NVDR	597,500	2,479,824	Standard Chartered	104,604	987,090
Thanachart Capital NVDR	282,968	504,878			44,503,582
		4,350,891	United States - 6.19%
Turkey - 0.55%			Atlantic Power †	11,200	26,047
Dogan Sirketler Grubu			Atlassian Class A †	29,958	3,605,146
Holding	1,241,079	383,860	Carnival	91,236	4,637,526
Haci Omer Sabanci Holding	152,100	243,912	Core Laboratories	68,213	2,569,584
Klimasan Klima Sanayi ve			Everest Re Group	21,150	5,855,166
Ticaret	8,790	32,624	ICON †	100,278	17,270,879
Turkiye Garanti Bankasi †	837,821	1,568,890	JBS	222,300	1,425,744
Turkiye Halk Bankasi †	400,884	398,256	Project Star =p	1,420	418,163
Turkiye Sise ve Cam			Project Star Series G =p	470	138,406
Fabrikalari	574,083	508,559			35,946,661
Vestel Elektronik Sanayi ve
Ticaret †	29,159	61,857	Total Common Stock
		3,197,958	(cost $495,299,057)		571,974,163

(continues) NQ-OPTIE [12/19] 2/20 (1082596) 5

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Principal	Value
	shares	(US $)		amount°	(US $)
Short-Term Investments - 1.21%			Securities Lending Collateral (continued)
Money Market Mutual Funds - 1.21%			Repurchase Agreements (continued)
BlackRock			Bank of Nova Scotia
FedFund - Institutional			1.55%, dated 12/31/19, to
Shares (seven-day effective			be repurchased on 1/2/20,
yield 1.52%)	1,398,784	$1,398,784	repurchase price
Fidelity Investments Money			$3,026,993 (collateralized
Market Government			by US government
Portfolio - Class I			obligations
(seven-day effective yield			0.125%-2.75%
1.49%)	1,398,783	1,398,783	11/15/20 -10/31/24;
GS Financial Square			market value $3,087,533)	3,026,732	$3,026,732
Government			BofA Securities
Fund - Institutional Shares			1.55%, dated 12/31/19, to
(seven-day effective yield			be repurchased on 1/2/20,
1.51%)	1,398,783	1,398,783	repurchase price
Morgan Stanley Government			$3,026,993 (collateralized
Portfolio - Institutional			by US government
Share Class (seven-day			obligations 1.75%-2.00%
effective yield 1.48%)	1,398,783	1,398,783	6/15/22 -6/30/24; market
State Street Institutional US			value $3,087,276)	3,026,732	3,026,732
Government Money Market			Credit Agricole
Fund - Investor Class			1.55%, dated 12/31/19, to
(seven-day effective yield			be repurchased on 1/2/20,
1.45%)	1,398,783	1,398,783	repurchase price
			$3,026,993 (collateralized
Total Short-Term			by US government
Investments			obligations 0.125%
(cost $6,993,916)		6,993,916	1/15/22; market value
			$3,087,268)	3,026,732	3,026,732
Total Value of Securities			JP Morgan Securities
Before Securities Lending			1.55%, dated 12/31/19, to
Collateral - 99.69%			be repurchased on 1/2/20,
(cost $502,292,973)		578,968,079	repurchase price $311,769
			(collateralized by US
	Principal		government obligations
	amount°		1.75%-2.875%
			9/15/21 -6/30/24; market
Securities Lending Collateral - 2.24%			value $317,977)	311,742	311,742
Certificate of Deposit - 0.10%`					12,418,670
Bank of Nova Scotia (Toronto)
1.55% 1/2/20	585,000	585,000	Total Securities Lending
		585,000	Collateral
			(cost $13,003,670)		13,003,670
Repurchase Agreements - 2.14%
Bank of Montreal			Total Value of
1.55%, dated 12/31/19, to			Securities - 101.93%
be repurchased on 1/2/20,			(cost $515,296,643)		$591,971,749	■
repurchase price
$3,026,993 (collateralized
by US government
obligations
0.125%-7.875%
2/15/21 -10/15/24; market
value $3,087,269)	3,026,732	3,026,732

6 NQ-OPTIE [12/19] 2/20 (1082596)

(Unaudited)

Obligation to Return		Δ Securities have been classified by country of origin.
Securities Lending		p Restricted security. These investments are in securities not registered
Collateral - (2.24%)	$(12,987,837)	under the Securities Act of 1933, as amended, and have certain
Receivables and Other		restrictions on resale which may limit their liquidity. At
Assets Net of		Dec. 31, 2019, the aggregate value of restricted securities was
Liabilities - 0.31%	1,798,907	$556,569, which represented 0.10% of the Fund’s net assets. See
Net Assets Applicable to		the table below for additional details on restricted securities.
43,239,953 Shares		† Non-income producing security.
Outstanding - 100.00%	$580,782,819
		Restricted Securities
* Fully or partially on loan.
=	The value of this security was determined using significant unobservable	Investment	Date of Acquisition	Cost	Value
inputs and is reported as a Level 3 security.		Project Star	5/7/14	$999,482	$418,163
` The rate shown is the effective yield at the time of purchase.		Project Star Series G	10/29/14	396,443	138,406
■ Includes $14,834,749 of securities loaned.		Total		$1,395,925	$556,569
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts were outstanding at Dec. 31, 2019:

Foreign Currency Exchange Contracts

		Currency to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BBH	EUR	168,840	USD	(188,985)	1/2/20	$426		$—
BBH	JPY	27,879,587	USD	(255,893)	1/7/20	801		—
BBH	NOK	1,149,376	USD	(130,266)	1/2/20	654		—
BBH	SGD	(572)	USD	424	1/2/20	—		(1)
BBH	SGD	(1,149)	USD	854	1/3/20	—		—

Total Foreign Currency Exchange Contracts						$1,881		$(1)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:	NOK - Norwegian Krone
ADR - American Depositary Receipt	NVDR - Non-Voting Depositary Receipt
BBH - Brown Brothers Harriman & Co.	SGD - Singapore Dollar
EUR - European Monetary Unit	USD - US Dollar
GDR - Global Depositary Receipt
GS - Goldman Sachs
JPY - Japanese Yen

(continues) NQ-OPTIE [12/19] 2/20 (1082596) 7